Organization, Business Operations and Liquidity (Details Narrative) - USD ($)	Jul. 11, 2026	Mar. 31, 2026	Dec. 01, 2025
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Goodwill		$ 0
Transaction Agreement [Member] | Forecast [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Termination fee	$ 2,500,000
Reimburse expensess	$ 1,000,000
Asset Purchase Agreement [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
cash transactions		1,325,000
deferred purchase price		1,000,000
Services fees expense		$ 175,000
Rorschach Cayman LLC [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Ownership percentage			100.00%
Guidant Bio Therapeutics Inc. [Member] | Asset Purchase Agreement [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
percentage of common stock interest		40.00%